Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Other reserves	Former parent net investment	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2018		$ 22,639	$ 0	$ 0	$ 22,650	$ (23)	$ (17)	$ 29	$ (11)
Net income/(loss)		(656)		(547)	(109)
Other comprehensive income/(loss)		(61)				(2)	(55)	(4)	(61)
Total comprehensive income/(loss)		(717)		(547)	(109)	(2)	(55)	(4)	(61)
Movements of financing provided to former parent, net		(2,658)			(2,658)
Other transactions with former parent		(46)			(46)
Reclassification of deferred equity-compensation		(7)			(7)
Distribution by former parent of share capital		0	20	19,812	(19,832)
Equity-based compensation		87		87
Other movements	[2]	5		3	2
Total other movements		(2,619)	20	19,902	(22,541)
Ending balance at Dec. 31, 2019		19,303	20	19,355	0	(25)	(72)	25	(72)
Net income/(loss)		(531)		(531)
Other comprehensive income/(loss)		(2)				(7)	(14)	19	(2)
Total comprehensive income/(loss)		(533)		(531)		(7)	(14)	19	(2)
Equity-based compensation		70		70
Other movements	[2]	(18)		5			(23)		(23)
Total other movements		52		75			(23)		(23)
Ending balance at Dec. 31, 2020		18,822	20	18,899	0	(32)	(109)	44	(97)
Net income/(loss)		376		376
Other comprehensive income/(loss)		(32)				0	26	(58)	(32)
Total comprehensive income/(loss)		344		376		0	26	(58)	(32)
Dividends		(53)		(53)
Equity-based compensation		124		124
Other movements	[2]	19		10			9		9
Total other movements		90		81			9		9
Ending balance at Dec. 31, 2021		$ 19,256	$ 20	$ 19,356	$ 0	$ (32)	$ (74)	$ (14)	$ (120)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting (see Note 3 to the Consolidated Financial Statements). The current year primarily includes an adjustment to actuarial gains to recognize plan assets related to the separation of a pension plan in the Spin-off from Novartis but which were not previously recorded. The year ended December 31, 2020 includes an adjustment to actuarial (losses) for other post-employment benefit obligation assumption changes directly related to the Spin-off on April 9, 2019 but which was not recorded at that time.